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Virtus Duff & Phelps Real Estate Securities Series
Virtus Duff & Phelps Real Estate Securities Series
Investment Objective
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Virtus Duff & Phelps Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Duff & Phelps Real Estate Securities Series - USD ($)	Class A Shares	Class I Shares
Shareholder Fee, Other	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Duff & Phelps Real Estate Securities Series		Class A Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.18%	0.18%
Total Annual Series Operating Expenses		1.18%	0.93%
Less: Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Series Operating Expenses After Expense Reimbursement	[1],[2]	1.10%	0.85%
[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2024. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Total Annual Series Operating Expenses After Expense Reimbursement would have been 1.13% for Class A Shares and 0.88% for Class I Shares.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Duff & Phelps Real Estate Securities Series - USD ($)	Class A Shares	Class I Shares
1 Year	$ 112	$ 87
3 Years	367	288
5 Years	641	507
10 Years	$ 1,425	$ 1,136

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry.

Principal Risks

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are identified below.

> Equity Securities Risk. The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Real Estate Investment Risk. The Series may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

> Industry/Sector Concentration Risk. Events negatively affecting real estate related securities may cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in real estate related securities, the Series is more vulnerable to conditions that negatively affect real estate related securities as compared to a Series that does not concentrate holdings in such securities.

> Market Volatility Risk. The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

> Equity Real Estate Investment Trust (REIT) Securities Risk. The Series’ value may be negatively affected by factors specific to the real estate market such as interest rates, leverage, property, and management. The Series’ value may also be negatively affected by factors specific to investing through a pooled vehicle, such as poor management, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Calendar year total returns for Class A Shares

Best Quarter:	2021, Q4:	17.12%	Worst Quarter:	2020, Q1:	-22.92%	Year to Date (3/31/2023):	3.15%

Average Annual Total Returns

				Since Inception
				Class I
	1 Year	5 Years	10 Years	(4/30/2013)
Class A Shares	-26.09%	4.88%	6.92%	—
Class I Shares	-25.90%	5.14%	—	6.10%
FTSE Nareit Equity REITs Index (does not reflect fees or expenses)	-24.37%	3.68%	6.53%	5.18%

Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Average Annual Total Returns - Virtus Duff & Phelps Real Estate Securities Series	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(26.09%)	4.88%	6.92%
Class I Shares		(25.90%)	5.14%		6.10%	Apr. 30, 2013
FTSE Nareit Equity REITs Index	FTSE Nareit Equity REITs Index (does not reflect fees or expenses)	(24.37%)	3.68%	6.53%	5.18%	Apr. 30, 2013

Class I Shares have been in existence only since April 30, 2013; therefore, limited performance information for Class I Shares is available to include here. However, the returns for Class I Shares for other periods would have been substantially similar to those shown for Class A Shares because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown only for Class A Shares, investment performance for Class I Shares would have been higher than for Class A Shares.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.